Subsequent Events - Additional Information (Details) - Subsequent Event [Member] $ / shares in Units, $ in Thousands, $ in Thousands				1 Months Ended
	Mar. 11, 2019 USD ($)	Jan. 22, 2019 USD ($) $ / shares	Jan. 18, 2019 USD ($) shares	Jan. 31, 2019 USD ($) shares	Apr. 29, 2019	Jan. 31, 2019 HKD ($)	Jan. 18, 2019 HKD ($)
Subsequent Event [Line Items]
Cash dividend of ordinary per share | $ / shares		$ 0.30
Cash dividend		$ 30,500
Zhejiang New Century Hotel Management Co [Member]
Subsequent Event [Line Items]
Percentage of ownership	4.95%
Equity interest, ordinary shares	$ 29,200
China Gingko Education Group [Member]
Subsequent Event [Line Items]
Equity method investment ownership percentage			5.56%	2.71%		2.71%	5.56%
Equity interest, ordinary shares | shares			27,776,000	13,560,000
Equity interest				$ 2,500		$ 19,600
China Gingko Education Group [Member] | Initial Public Offering
Subsequent Event [Line Items]
Equity interest			$ 5,160				$ 40,400
Argyle Hotel Management Group [Member]
Subsequent Event [Line Items]
Equity method investment ownership percentage				60.00%		60.00%
Urban Hotel Group [Member]
Subsequent Event [Line Items]
Equity method investment ownership percentage					70.00%